Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
FVOCI Securities	$ 53,831	$ 56,519	$ 43,561
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	55,176		44,917
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	81		95
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,426		1,451
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	53,831		43,561
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	16,335		12,498
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	11		11
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	396		208
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	15,950		12,301
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,469		4,724
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities			6
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	170		159
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,299		4,571
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,064		3,403
US federal Government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	15
US federal Government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	204		293
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,875		3,110
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,315		3,863
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	8		5
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	106		154
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,217		3,714
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,007		6,532
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	5		4
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	93		125
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,919		6,411
NHA MBS, U.S. agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	14,464		9,572
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	8		13
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	333		317
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	14,139		9,268
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,393		4,203
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	4		25
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	124		195
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,273		4,033
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	129		122
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	30		31
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 159		$ 153